Redeemable Convertible Preferred Stock - Additional Information (Detail) (USD $)	0 Months Ended	1 Months Ended	9 Months Ended	12 Months Ended			12 Months Ended					1 Months Ended	9 Months Ended	12 Months Ended		1 Months Ended		2 Months Ended	4 Months Ended	9 Months Ended	12 Months Ended		1 Months Ended	9 Months Ended	12 Months Ended		1 Months Ended		9 Months Ended	12 Months Ended			1 Months Ended			9 Months Ended	12 Months Ended		1 Months Ended	9 Months Ended	12 Months Ended			12 Months Ended
	Sep. 30, 2013	Aug. 31, 2008	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2010	Dec. 31, 2013 Next sale and issuance of capital stock of the Company [Member]	Dec. 31, 2013 Scenario two [Member] Minimum [Member]	Dec. 31, 2013 Scenario two [Member] Next sale and issuance of capital stock of the Company [Member]	Dec. 31, 2013 Scenario two [Member] Next sale and issuance of capital stock of the Company [Member] Minimum [Member]	Dec. 31, 2013 Scenario two [Member] Next sale and issuance of capital stock of the Company [Member] Maximum [Member]	Aug. 31, 2008 Series A-1 Preferred [Member]	Sep. 30, 2013 Series A-1 Preferred [Member]	Dec. 31, 2012 Series A-1 Preferred [Member]	Sep. 30, 2012 Series A-1 Preferred [Member]	Nov. 30, 2009 Series B-1 Preferred [Member]	Aug. 31, 2008 Series B-1 Preferred [Member]	Dec. 31, 2004 Series B-1 Preferred [Member]	Dec. 31, 2003 Series B-1 Preferred [Member]	Sep. 30, 2013 Series B-1 Preferred [Member]	Dec. 31, 2012 Series B-1 Preferred [Member]	Sep. 30, 2012 Series B-1 Preferred [Member]	Aug. 31, 2006 Series C-1 Preferred [Member]	Sep. 30, 2013 Series C-1 Preferred [Member]	Dec. 31, 2012 Series C-1 Preferred [Member]	Sep. 30, 2012 Series C-1 Preferred [Member]	Aug. 31, 2008 Series D-1 Preferred [Member]	Apr. 30, 2007 Series D-1 Preferred [Member]	Sep. 30, 2013 Series D-1 Preferred [Member]	Dec. 31, 2012 Series D-1 Preferred [Member]	Dec. 31, 2010 Series D-1 Preferred [Member]	Sep. 30, 2012 Series D-1 Preferred [Member]	Dec. 30, 2010 Series E-1 Preferred [Member]	Jun. 30, 2010 Series E-1 Preferred [Member]	Nov. 30, 2009 Series E-1 Preferred [Member]	Sep. 30, 2013 Series E-1 Preferred [Member]	Dec. 31, 2012 Series E-1 Preferred [Member]	Sep. 30, 2012 Series E-1 Preferred [Member]	Aug. 31, 2008 Warrants for common stock [Member]	Sep. 30, 2013 Series E-3 Convertible Preferred Stock [Member]	Dec. 31, 2012 Series E-3 Convertible Preferred Stock [Member]	Dec. 31, 2010 Series E-3 Convertible Preferred Stock [Member]	Sep. 30, 2012 Series E-3 Convertible Preferred Stock [Member]	Dec. 31, 2013 Series B-1 Preferred Stock [Member] Scenario one, conversion basis [Member]	Dec. 31, 2013 Series D-1 and E Preferred Stock [Member] Scenario one, conversion basis [Member]
Temporary Equity [Line Items]
Issuance of common stock upon conversion of redeemable convertible preferred stock			2,793,281
Conversion of preferred stock to common stock			$ 323,155,000	$ 323,155,000
Convertible preferred stock issued				0	661,059									12,734				188,894	136,520		373,223		27,345		27,345			137,592		136,949							39,265				71,543
Convertible preferred stock outstanding				0	661,059									12,734							373,223				27,345					136,949							39,265				71,543
Purchase price per share of preferred stock													$ 232.93					$ 232.93	$ 232.93	$ 232.93			$ 365.70	$ 365.70				$ 232.94	$ 232.94							$ 232.93
Preferred stock balances, price per share													$ 18.64							$ 18.64				$ 29.26					$ 18.64							$ 18.64
Proceed from issuance of redeemable preferred stock																		44,000,000	31,800,000				10,000,000					32,000,000
Warrant to purchase common stock, issued																29,245		29,245										20,639
Warrant issued, exercise price per share																		30.21										22.13
Common stock, price per share																		$ 1.51										$ 0.79
Warrant issued, exercise period																		5 years										5 years
Warrant, extended expiration date																Dec. 31, 2011					Apr. 01, 2013										Apr. 13, 2013
Percentage of reduction in number of shares exercisable																					45.00%
Number of warrants outstanding						14,623															13,160
Repurchase of Stock, shares												646					1,610										472												71
Repurchase of Stock, value		82,000		(8,247,000)
Shares issued upon conversion of debt	2,793,281																																37,119	859	1,288							71,543
Aggregate cumulative dividend													2,300,000	2,200,000						63,100,000	59,600,000			5,600,000	5,100,000				15,900,000	14,600,000						1,900,000	1,500,000			3,400,000	2,700,000
Aggregate cumulative dividend, per share													$ 183.64	$ 174.40						$ 168.96	$ 159.72			$ 201.83	$ 187.32				$ 116.00	$ 106.75						$ 48.14	$ 38.90			$ 47.28	$ 38.04
Preferred stock liquidation preference															$ 232.93							$ 232.93				$ 365.70						$ 232.93						$ 290.97					$ 465.87
Conversion basis, Percentage of outstanding common stock																																												66.67%	51.00%
Per share price								$ 8.00
Aggregate gross proceed								$ 30,000,000
Participation percentage in financing										1.00%	99.00%
Conversion ratio									0.25
Participation right, description							Any holder that participated in the 2013 financing for between 100% and 300% of such holder's Pro Rata Share (the "Participation Multiple") had each share of preferred stock convert into shares of common stock by multiplying the product of (y) the aggregate number of shares of preferred stock held by such holder multiplied by the applicable Participation Multiple and (z) four (4).